Property And Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property And Equipment [Abstract]
Land	$ 1,388	$ 1,388
Buildings and improvements	42,408	34,521
Machinery, vehicles and equipment	52,636	48,821
Furniture and fixtures	15,049	13,765
Property and equipment, gross	111,481	98,495
Less: accumulated depreciation and amortization	(72,026)	(67,274)
Property and equipment, net	39,455	31,221
Depreciation and amortization expense	$ 9,364	$ 8,832	$ 7,342